Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Financial Instruments

(4) Financial Instruments

Our financial instruments consist of cash and cash equivalents, accounts receivable, trade accounts payable, tranche and warrant liabilities to purchase preferred stock, the contingent earnout liability and the warrant liability and revenue based redemption liability related to the Initial OrbiMed Credit Agreement. The carrying values of these financial instruments (other than the contingent earnout liability, tranche liabilities, revenue based redemption liability, and warrant liabilities, which are held at fair value) approximate fair value through the use of publicly available market prices as of March 31, 2025, and December 31, 2024. In general, asset and liability fair values are determined using the following categories:

Level 1 - Inputs utilize quoted prices in active markets for identical assets or liabilities.

Level 2 - Inputs include quoted prices for similar assets or liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

Level 3 - Inputs are unobservable inputs and include situations where there is little, if any, market activity for the balance sheet items at period end. Pricing inputs are unobservable for the terms and are based on the Company’s own assumptions about the assumptions that a market participant would use.

Our warrant, earnout liabilities, SEPA, tranche, and revenue base redemption feature are measured at fair value on a recurring basis.

At the Closing Date, we assumed warrants to purchase 14,266,605 shares of common stock for $11.50 (see Note (9) Warrants). Of these, 8,333,272 were traded publicly (the “Public Warrants”), 5,933,333 were privately held (the 4,933,333 “Private Placement Warrants” and 1,000,000 “Working Capital Warrants” and together with the Public Warrants, the “SPAC Warrants”).

At the Closing Date, we determined the fair value of the earnout liability to be $28.9 million based on a Monte Carlo simulation of future trading prices for our common stock. See Note (8) Contingent Earnout Liability for further discussion.

The carrying amount of our outstanding SPAC warrants liabilities was $8.7 million and $7.9 million, respectively, at March 31, 2025 and December 31, 2024. The carrying amount of outstanding earnout liability was $8.2 million and $7.4 million, respectively, at March 31, 2025 and December 31, 2024. The carrying values of the warrant liabilities represent the remeasurement to fair value each reporting period based on Level 1 inputs for the publicly traded Public Warrants and Level 2 inputs for the Private Placement Warrants and Working Capital Warrants. The carrying amounts of the contingent earnout liability and SEPA derivative liability represent the remeasurement to fair value each reporting period based on unobservable, or Level 3 inputs, using assumptions made by us, including the market price of our common stock and the observed volatility of a peer group of companies.

On October 2, 2023, we entered into the SEPA with Yorkville. Upon execution of the SEPA, we determined the fair value of the SEPA derivative liability to be $0.2 million based on a scenario-based model. See Note (12) Standby Equity Purchase Agreement for further discussion. We determined the fair value of the SEPA derivative liability to be $23 and $55, respectively, at March 31, 2025 and December 31, 2024; we recorded the change in fair value in other income (expense).

In connection with the debt closing with OrbiMed on April 30, 2024, we also issued OrbiMed a warrant to purchase 130,805 shares of our common stock, with the initial exercise price of $9.5562 (the “Initial OrbiMed Warrant”) per share, or approximately $1.25 million in the aggregate, assuming none of the Initial OrbiMed Warrant is exercised through a “cashless” exercise. In the three months ended March 31, 2025, the exercise price remained at $9.3722 per share pursuant to the terms of the Initial OrbiMed Warrant, or approximately $1.23 million in the aggregate. On August 15, 2024, at OrbiMed’s request, the Initial OrbiMed warrant was split into two separate warrants (“Substitute Warrant Certificate #1” and “Substitute Warrant Certificate #2” and, together, the “OrbiMed Warrants”) held by two of OrbiMed’s operating entities; one for 92,801 common shares and second for 38,004 common shares, with no change to the related terms and conditions.

In connection with the First Delayed Draw Term Loan Commitment draw on February 18, 2025, we issued the OrbiMed operating entities a warrant to purchase 64,748 and 26,515 shares of our common stock (the “Subsequent OrbiMed Warrant”), with the initial exercise price of $5.4787, or approximately $0.5 million. The Subsequent OrbiMed Warrant expires on February 18, 2032 (See Notes (9) Warrants and (13) Debt for more information on the OrbiMed Credit Agreement). The Subsequent OrbiMed Warrant collectively with the Initial OrbiMed Warrant (the “OrbiMed Warrants”) are accounted for as a liabilities under ASC 815, Derivatives and Hedging, Contracts in Equity’s Own Equity (“ASC 815-40”).

We use a Black-Scholes option pricing model to estimate the fair value of the OrbiMed Warrant, as warrants give the holders the right, but not the obligation, to purchase the underlying securities at a contractual exercise price. This method utilizes certain unobservable inputs, including the determination of the expected volatility, and is therefore considered a Level 3 fair value measurement. Certain inputs used in this Black-Scholes pricing model may fluctuate in future periods based upon factors that are outside of our control, including potential change in control outside of our control. A significant change in one or more of these inputs used in the calculation of the fair value may cause a significant change to the fair value of the warrant liabilities, which could also result in material non-cash gains or losses being reported in the condensed statement of operations. The expected volatility was implied from a blend of the Company’s own common shares and the average historical share volatilizes of several unrelated public companies within the Company’s industry that the Company considers to be comparable to its own business. We determined the fair value of the OrbiMed Warrant liability to be $0.7 million and $0.4 million, respectively, at March 31, 2025 and December 31, 2024, and recorded the adjustment to the change in fair value of SEPA, warrant, and revenue base redemption liabilities.

If the “Product Revenue Base” (i.e., with respect to any period, the net revenues for such period from sales of TriNav) on a trailing 12-month basis does not equal or exceed the specified amount as stipulated (see table in Note (13) Debt), we will start repaying the outstanding principal amount in equal monthly installments through April 30, 2029 (the “Maturity Date”). Such repayments will commence in the calendar month immediately following the applicable Test Date per the OrbiMed Credit Agreement (see table in Note (13) Debt) and occur on the last day of each calendar month (“Amortization Payment Date”). The repayments are calculated from the first Amortization Payment Date through the Maturity Date and the balance of the principal amount of the loans under the OrbiMed Credit Agreement shall be repaid on the Maturity Date. The repayments include the applicable Repayment Premium and the Exit Fee (see Note (13) Debt ). The repayment of the loans under the OrbiMed Credit Agreement as aforementioned, is referred to as the “Revenue Base Redemption Liability.” Furthermore, if on the subsequent test date, the revenue-based condition is met, we will stop repaying the outstanding principal amount in equal installments and directly repay the balance amount on the Maturity Date. We determine the value of the Revenue Base Redemption Liability using a Monte Carlo simulation of future revenue and valuing the Term Loan using the with and without method.

On May 24, 2024, we commenced an offer (the “Offer”) to all holders of Public Warrants, Private Placement Warrants and Working Capital Warrants (collectively, the “Exchange Warrants”) to receive 0.30 shares of common stock of the Company in exchange for each Exchange Warrant tendered by the holder and exchanged pursuant to the Offer. The Offer expired at one minute after 11:59 p.m., Eastern Daylight Time, on June 25, 2024. The Exchange Warrants tendered were comprised of 6,529,954 Public Warrants and 504,685 Private Placement Warrants. We determined the Exchange Warrants met the criteria to be equity classified at June 26, 2024, and that their fair value was $11.9 million. Adjusting for issuance costs of $1.7 million, the net fair value of the Exchange Warrants was $10.2 million. Accordingly, we recorded that amount as a reduction of the warrant liability and a charge to APIC.

The following tables summarize the changes in fair value of our outstanding warrant liabilities, contingent earnout liability, SEPA derivative liability, and revenue base redemption liability for the three months ended March 31, 2025:

SPAC Warrant Liabilities	Fair Value at December 31, 2024	Change in Unrealized (Gains) Losses	Issuances (Settlements)	Fair Value at March 31, 2025
Public Warrants - Level 1	$1,927	$193	$-	$2,120
Private Placement Warrants - Level 2	4,872	487	-	5,359
Working Capital Warrants - Level 2	1,100	110	-	1,210
Total	$7,899	$790	$-	$8,689

Level 3 Liabilities	Fair Value at December 31, 2024	Change in Unrealized (Gains) Losses	Issuances (Settlements)	Fair Value at March 31, 2025
Contingent earnout liability	$7,401	$820	$-	$8,221
SEPA derivative liability	$55	$(32)	$-	$23
OrbiMed Warrants liability	$362	$19	$366	$747
Revenue base redemption liability	$507	$57	$-	$564

The following tables summarize the changes in fair value of our outstanding warrant liabilities, contingent earnout liability, and SEPA derivative liability for the three months ended March 31, 2024:

SPAC Warrant Liabilities	Fair Value at December 31, 2023	Change in Unrealized (Gains) Losses	Issuances (Settlements)	Fair Value at March 31, 2024
Public Warrants - Level 1	$9,855	$(1,574)	$-	$8,281
Private Placement Warrants - Level 2	5,871	(938)	-	4,933
Working Capital Warrants - Level 2	1,190	(190)	-	1,000
Total	$16,916	$(2,702)	$-	$14,214

Level 3 Liabilities	Fair Value at December 31, 2023	Change in Unrealized (Gains) Losses	Issuances (Settlements)	Fair Value at March 31, 2024
Contingent earnout liability	$18,632	$3,988	$-	$22,620
SEPA derivative liability	$185	$181	$-	$366

(4) Financial Instruments

Our financial instruments consist of cash and cash equivalents, accounts receivable, trade accounts payable, tranche and warrant liabilities to purchase preferred stock, the contingent earnout liability and the warrant liability and revenue based redemption liability related to the Initial OrbiMed Credit Agreement. The carrying values of these financial instruments (other than the contingent earnout liability, tranche liabilities, revenue based redemption liability, and warrant liabilities, which are held at fair value) approximate fair value through the use of publicly available market prices for the years ended December 31, 2024 and 2023. In general, asset and liability fair values are determined using the following categories:

Level 1 - Inputs utilize quoted prices in active markets for identical assets or liabilities.

Level 2 - Inputs include quoted prices for similar assets or liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

Level 3 - Inputs are unobservable inputs and include situations where there is little, if any, market activity for the balance sheet items at period end. Pricing inputs are unobservable for the terms and are based on the Company’s own assumptions about the assumptions that a market participant would use.

Our warrant, earnout liabilities, SEPA, and Revenue Base Redemption liability are measured at fair value on a recurring basis.

At the Closing Date, we assumed warrants to purchase 14,266,605 shares of common stock for $11.50 (see Note (10) Warrants). Of these, 8,333,272 were traded publicly (the “Public Warrants”), 5,933,333 were privately held (the 4,933,333 “Private Placement Warrants” and 1,000,000 “Working Capital Warrants” and together with the Public Warrants, the “SPAC Warrants”). At the Closing Date, we determined the fair value of all the SPAC Warrants to be $2.6 million based on the closing price of $0.18 for the Public Warrants (Level 1).

At the Closing Date, we determined the fair value of the earnout liability to be $28.9 million based on a Monte Carlo simulation of future trading prices for our common stock. See Note (9) Contingent Earnout Liability for further discussion.

The carrying amount of our outstanding SPAC Warrants liabilities was $7.9 million and $16.9 million, respectively, at December 31, 2024 and 2023. The carrying amount of outstanding earnout liability was $7.4 million and $18.6 million, respectively, at December 31, 2024 and 2023. The carrying values of the warrant liabilities represent the remeasurement to fair value each reporting period based on Level 1 inputs for the publicly traded Public Warrants and Level 2 inputs for the Private Placement Warrants and Working Capital Warrants. The carrying amounts of the contingent earnout liability and SEPA derivative liability represent the remeasurement to fair value each reporting period based on unobservable, or Level 3, inputs, using assumptions made by us, including the market price of our common stock and the observed volatility of a peer group of companies.

On October 2, 2023, we entered into the SEPA with Yorkville. Upon execution of the SEPA, we determined the fair value of the SEPA derivative liability to be $0.2 million based on a scenario-based model. See Note (13) Standby Equity Purchase Agreement for further discussion. We determined the fair value of the SEPA derivative liability to be $0.1 million at December 2024; we recorded the change in fair value in other income (expense).

In connection with the closing of our closing of our initial $25.0 million borrowing under the OrbiMed Credit Agreement on April 30, 2024, we also issued OrbiMed a warrant to purchase 130,805 shares of our common stock, with the initial exercise price of $9.5562 (the “Initial OrbiMed Warrant”) per share, or approximately $1.25 million in the aggregate, assuming none of the Initial OrbiMed Warrant is exercised through a “cashless” exercise. For the year ended December 31, 2024, the exercise price was adjusted pursuant to the terms of the Initial OrbiMed Warrant to $9.3722 per share, or approximately $1.23 million in the aggregate. The Initial OrbiMed Warrant expires on April 30, 2031 (see Notes (10) Warrants and (14) Debt for more information on the OrbiMed Credit Agreement). The Initial OrbiMed Warrant is accounted for as a liability under ASC 815, Derivatives and Hedging, Contracts in Equity’s Own Equity (“ASC 815-40”), as it provides settled provision that does not meet the requirements of the indexation guidance under ASC 815-40. On August 15, 2024, at OrbiMed’s request, the Initial OrbiMed Warrant was split into two separate warrants (“Substitute Warrant Certificate #1” and “Substitute Warrant Certificate #2” and, together, the “OrbiMed Warrants”) held by two of OrbiMed’s operating entities; one for 92,801 and the second for 38,004 common shares, with no change to the related terms and conditions.

We use a Black-Scholes option pricing model to estimate the fair value of the Initial OrbiMed Warrant, as warrants give the holders the right, but not the obligation, to purchase the underlying securities at a contractual exercise price. This method utilizes certain unobservable inputs, including the determination of the expected volatility, and is therefore considered a Level 3 fair value measurement. Certain inputs used in this Black-Scholes pricing model may fluctuate in future periods based upon factors that are outside of our control, including potential change in control. A significant change in one or more of these inputs used in the calculation of the fair value may cause a significant change to the fair value of the warrant liabilities, which could also result in material non-cash gains or losses being reported in the statement of operations. The expected volatility was implied from a blend of the Company’s own common shares and the average historical share volatilities of several unrelated public companies within the Company’s industry that the Company considers to be comparable to its own business. We determined the fair value of the Initial OrbiMed Warrant to be $0.4 million at December 31, 2024 and recorded the adjustment to the change in fair value of SEPA, warrant, and Revenue Base Redemption liabilities.

If the “Product Revenue Base” (i.e., with respect to any period, the net revenues for such period from sales of TriNav) on a trailing 12-month basis does not equal or exceed the specified amount as stipulated (see table in Note (14) Debt), we will start repaying the outstanding principal amount in equal monthly installments through April 30, 2029 (the “Maturity Date”). Such repayments will commence in the calendar month immediately following the applicable Test Date per the OrbiMed Credit Agreement (see table in Note (14) Debt) and occur on the last day of each calendar month (“Amortization Payment Date”). The repayments are calculated from the first Amortization Payment Date through the Maturity Date and the balance of the principal amount of the loans under the OrbiMed Credit Agreement shall be repaid on the Maturity Date. The repayments include the applicable Repayment Premium and the Exit Fee (see Note (14) Debt ). The repayment of the loans under the OrbiMed Credit Agreement as aforementioned, is referred to as the “Revenue Base Redemption Liability.” Furthermore, if on the subsequent test date, the revenue-based condition is met, we will stop repaying the outstanding principal amount in equal installments and directly repay the balance amount on the Maturity Date. We determined the fair value of the Revenue Base Redemption liability to be $0.5 million at December 31, 2024 and recorded the adjustment to the change in fair value of SEPA, warrant, and Revenue Base Redemption liabilities.

On May 24, 2024, we commenced an offer (the “Offer”) to all holders of Public Warrants, Private Placement Warrants and Working Capital Warrants (collectively, the “Exchange Warrants”) to receive 0.30 shares of common stock of the Company in exchange for each Exchange Warrant tendered by the holder and exchanged pursuant to the Offer. The Offer expired at one minute after 11:59 p.m., Eastern Daylight Time, on June 25, 2024. The Exchange Warrants tendered were comprised of 6,529,954 Public Warrants and 504,685 Private Placement Warrants. We determined the Exchange Warrants met the criteria to be equity classified at June 26, 2024, and that their fair value was $11.9 million. Adjusting for issuance costs of $1.7 million, the net fair value of the Exchange Warrants was $10.2 million. Accordingly, we recorded that amount as a reduction of the warrant liability and a charge to additional paid-in capital (“APIC”).

The following tables summarize the changes in fair value of our outstanding warrant liabilities, contingent earnout liability, SEPA derivative liability, and Revenue Base Redemption liability for the year ended December 31, 2024:

SPAC Warrant Liabilities	Fair Value at December 31, 2023	Change in Unrealized (Gains) Losses	Issuances (Settlements)	Fair Value at December 31, 2024
Public Warrants - Level 1	$9,855	$3,140	$(11,068)	$1,927
Private Placement Warrants - Level 2	$5,871	$(144)	$(855)	$4,872
Working Capital Warrants - Level 2	$1,190	$(90)	$-	$1,100

Level 3 Liabilities	Fair Value at December 31, 2023	Change in Unrealized (Gains) Losses	Issuances (Settlements)	Fair Value at December 31, 2024
Contingent earnout liability	$18,632	$(11,231)	$-	$7,401
SEPA derivative liability	$185	$(130)	$-	$55
Initial OrbiMed Warrant liability	$-	$(449)	$811	$362
Revenue base redemption liability	$-	$(222)	$729	$507

The following tables summarize the changes in fair value of our outstanding warrant liabilities, contingent earnout liability and SEPA derivative liability for the year ended December 31, 2023:

SPAC Warrant Liabilities	Fair Value at December 31, 2022	Change in Unrealized (Gains) Losses	Issuances (Settlements)	Fair Value at December 31, 2023
Public Warrants - Level 1	$-	$8,367	$1,488	$9,855
Private Placement Warrants - Level 2	$-	$4,990	$881	$5,871
Working Capital Warrants - Level 2	$-	$1,011	$179	$1,190

Level 3 Liabilities	Fair Value at December 31, 2022	Change in Unrealized (Gains) Losses	Issuances (Settlements)	Fair Value at December 31, 2023
Contingent earnout liability	$-	$(10,295)	$28,927	$18,632
SEPA derivative liability	$-	$2	$183	$185